Related Parties - Schedule of Transactions with Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Revenue from related parties	₺ 825,615	₺ 74,481	₺ 61,032
Related party expenses	60,089	144,909	97,879
Sonera Holding [member] | Discontinued operations [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	772,436
Kyivstar GSM JSC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	27,050	52,946	30,875
Related party expenses	40,210	77,174	49,178
Sofra [member]
Disclosure of transactions between related parties [line items]
Related party expenses	8,874
Telia Sonera International Carrier AB [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	12,934	7,941	10,020
Related party expenses	7,503	6,047	3,120
Vimpelcom OJSC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	6,191	5,418	7,230
Related party expenses	1,228	2,751	10,853
Wind Telecomunicazioni SPA [member]
Disclosure of transactions between related parties [line items]
Related party expenses	274	4,812
Turkcell Vakf [member]
Disclosure of transactions between related parties [line items]
Related party expenses		44,247
Azercell Telekom MMC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties		256	1,583
Related party expenses		79	734
Hobim Bilgi Islem Hizmetleri AS [member]
Disclosure of transactions between related parties [line items]
Related party expenses			16,993
Other [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	7,004	7,920	11,324
Related party expenses	₺ 2,000	₺ 9,799	₺ 17,001